CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations
Total Revenues	$ 560,319	$ 66,121	$ 2,125,851	$ 552,579
Cost of Goods Sold	558,229	68,005	2,036,933	451,713
Total	2,090	(1,884)	88,918	100,866
Selling, general and administrative expenses	2,203,805	745,533	3,575,897	1,072,866
Impairment of goodwill				4,799,965
Loss from operations	(2,201,715)	(747,417)	(3,486,979)	(5,771,965)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	(1,214,000)	(718,000)	(2,054,000)
Gain on fair market valuation of derivatives	(1,284,825)		673,000
Loss on property and equipment				(1,322)
Interest Expense	(215,950)	(82,953)	(1,278,721)	(62,203)
Total Other Income (Expense)	(2,714,775)	(800,953)	(2,659,721)	(63,525)
Loss before Provision for Income taxes	(4,916,490)	(1,548,370)	(6,146,700)	(5,835,490)
Provision for Income Taxes			1,650	879
Net Loss applicable to common shareholders	$ (4,916,490)	$ (1,548,370)	$ (6,148,350)	$ (5,836,369)
Net Loss per Common Share Basic and Diluted	$ (0.03)	$ (0.02)	$ (0.06)	$ (0.08)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	155,761,420	83,370,432	99,041,439	76,890,335